UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of Registrant as specified in charter)

                                   ----------

                                733 Third Avenue
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1. REPORTS TO UNITHOLDERS.


                           OLD FIELD MASTER FUND, LLC
                         SEMI-ANNUAL REPORT (UNAUDITED)
                               SEPTEMBER 30, 2009

                           OLD FIELD MASTER FUND, LLC

                        FINANCIAL STATEMENTS (UNAUDITED)

                         FOR THE SIX-MONTH PERIOD ENDED

                               SEPTEMBER 30, 2009

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                                PAGE
                                                                                ----
FINANCIAL STATEMENTS (UNAUDITED)
Statement of assets, liabilities and members' equity as of September 30, 2009      1
Schedule of investments in investment funds as of September 30, 2009             2-3
Statement of operations for the six-month period ended September 30, 2009          4
Statement of changes in members' equity for the six-month period ended
   September 30, 2009 and for the year ended March 31, 2009                        5
Statement of cash flows for the six-month period ended September 30, 2009          6
Notes to financial statements                                                   7-13

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY (UNAUDITED)
SEPTEMBER 30, 2009
(expressed in U.S. dollars)

ASSETS
Investments in investment funds, at fair value (cost $32,809,455)    $31,130,264
Investments in investment funds made in advance                        1,400,000
Cash and cash equivalents                                                834,263
Redemptions receivable from investment funds                             233,685
Due from Investment Adviser                                              229,477
Prepaid expenses                                                           7,852
                                                                     -----------
   Total assets                                                      $33,835,541
                                                                     ===========
LIABILITIES
Management fee payable                                               $    83,174
Professional fees payable                                                104,195
Administration fee payable                                                24,780
Accrued expenses and other liabilities                                     1,127
                                                                     -----------
   Total liabilities                                                     213,276
                                                                     -----------
MEMBERS' EQUITY                                                      $33,622,265
                                                                     ===========
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,356 UNITS
    OF BENEFICIAL INTEREST OUTSTANDING                               $     80.18
                                                                     ===========
ANALYSIS OF MEMBERS' EQUITY
   Capital Subscriptions                                             $42,020,000
   Accumulated undistributed net investment loss                      (1,638,835)
   Accumulated undistributed net realized loss on investment funds    (5,079,709)
   Net unrealized depreciation on investments in investment funds     (1,679,191)
                                                                     -----------
                                                                     $33,622,265
                                                                     ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009
(expressed in U.S. dollars)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Credit                            2.3%
Distressed                        7.1%
Event Driven                     13.3%
Event Driven Multi-Strategy       2.8%
Fixed Income Relative Value       0.4%
Fundamental Market Neutral        9.8%
Long/Short Equity                24.5%
Macro                            18.2%
Multi-Strategy Relative Value    13.8%
Structured Credit                 7.9%

                                                       FIRST                                 PERCENTAGE
                                                    ACQUISITION                              OF MEMBERS'
INVESTMENT STRATEGY/NAME                               DATE          COST      FAIR VALUE      EQUITY*      LIQUIDITY**
------------------------                            -----------   ----------   ----------    -----------   -----------

CREDIT:
   Anchorage Crossover Credit Offshore Fund, Ltd.    2/1/2007     $  327,576   $  218,234        0.65%     Quarterly+
   Latigo Offshore Fund, Ltd.                        2/1/2007        533,335      509,456        1.51%     Quarterly+
                                                                  ----------   ----------       -----
      TOTAL CREDIT                                                   860,911      727,690        2.16%
                                                                  ----------   ----------       -----
DISTRESSED:
   Anchorage Capital Partners Offshore Ltd.          7/1/2009      1,050,000    1,168,637        3.48%     Annually
   York Credit Opportunities Unit Trust              9/1/2009      1,000,000    1,033,165        3.07%     Annually
                                                                  ----------   ----------       -----
      TOTAL DISTRESSED                                             2,050,000    2,201,802        6.55%
                                                                  ----------   ----------       -----
EVENT DRIVEN:
   Altima Global Special Situations Fund, Ltd.       5/1/2008        800,000      740,538        2.20%     Quarterly
   Fir Tree International Value Fund, Ltd.           7/1/2009      1,050,000    1,112,791        3.31%     Quarterly
   Montrica Global Opportunities Fund                2/1/2007        579,296      488,574        1.45%     Quarterly
   Perry Partners International, Inc.                5/1/2007        121,929      109,800        0.33%     Annually
   Taconic Opportunity Offshore Fund, Ltd.           5/1/2008      1,300,000    1,319,278        3.92%     Quarterly
   Wexford Offshore Credit Opportunities Fund,
      Ltd.                                           2/1/2007        289,552      357,660        1.07%     Quarterly
                                                                  ----------   ----------       -----
      TOTAL EVENT DRIVEN                                           4,140,777    4,128,641       12.28%
                                                                  ----------   ----------       -----
EVENT DRIVEN MULTI-STRATEGY:
   Owl Creek Overseas Fund, Ltd.                     7/1/2009        800,000      859,519        2.56%     Quarterly
                                                                  ----------   ----------       -----
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return Fund, Ltd.              2/1/2007        245,720      129,605        0.39%     Quarterly+
                                                                  ----------   ----------       -----
FUNDAMENTAL MARKET NEUTRAL:
   Level Global Overseas Ltd.                        5/1/2009      1,450,000    1,423,651        4.24%     Quarterly
   O'Connor Global Fundamental Long /
      Short Limited                                  4/1/2007      1,274,317    1,624,599        4.83%     Monthly
                                                                  ----------   ----------       -----
      TOTAL FUNDAMENTAL MARKET NEUTRAL:                            2,724,317    3,048,250        9.07%
                                                                  ==========   ==========       =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
SEPTEMBER 30, 2009
(expressed in U.S. dollars)

                                                       FIRST                                  PERCENTAGE
                                                    ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                               DATE          COST       FAIR VALUE      EQUITY*      LIQUIDITY**
------------------------                            -----------   -----------   -----------   -----------   ------------
LONG/SHORT EQUITY:
   Avesta Fund, Ltd.                                  5/1/2009      1,000,000     1,052,651       3.13%     Monthly
   Criterion Capital Partners, Ltd.                   2/1/2007        847,784       912,596       2.71%     Monthly
   Henderson Asia Pacific ARF Ltd.                    9/1/2009        600,000       614,908       1.83%     Monthly
   Highline Capital International, Ltd.               5/1/2008      1,050,000       977,421       2.91%     Quarterly
   Ivory Offshore Flagship Fund, Ltd.                 2/1/2007      1,146,732     1,232,671       3.67%     Quarterly
   Pennant Windward Fund, Ltd.                        5/1/2009      1,000,000     1,088,891       3.24%     Quarterly
   PFM Diversified Offshore Fund, Ltd.                5/1/2008      1,000,000     1,081,162       3.22%     Quarterly
   Tiedemann Falconer Partners, Ltd.                  5/1/2009        700,000       670,969       1.99%     Quarterly
                                                                  -----------   -----------      -----
      TOTAL LONG/SHORT EQUITY                                       7,344,516     7,631,269      22.70%
                                                                  -----------   -----------      -----
MACRO:
   Brevan Howard Fund Limited                        10/1/2007    $ 2,000,000    $2,839,852       8.45%     Monthly
   Fortress Commodities Fund L.P.                     2/1/2008      1,100,000     1,193,125       3.55%     Quarterly
   QFS Global Macro Hedge Fund, Ltd.                  5/1/2008        700,000       764,893       2.27%     Monthly
   Woodbine Capital Fund Ltd.                         5/1/2009        800,000       855,347       2.54%     Quarterly
                                                                  -----------   -----------      -----
      TOTAL MACRO                                                   4,600,000     5,653,217      16.81%
                                                                  -----------   -----------      -----
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific Multi-Strategy Equity
      Fund, Ltd.                                      8/1/2008      1,100,000       937,335       2.79%     Monthly
   Citadel Kensington Global Strategies
      Fund, Ltd.                                      2/1/2007      1,750,000     1,617,534       4.81%     Quarterly***
   Linden International, Ltd.                         2/1/2007      1,225,964     1,519,936       4.52%     Quarterly***
   Sandelman Partners Multi-Strategy Fund, Ltd.       2/1/2007        428,218       231,500       0.69%     Quarterly+
                                                                  -----------   -----------      -----
      TOTAL MULTI-STRATEGY RELATIVE VALUE                           4,504,182     4,306,305      12.81%
                                                                  -----------   -----------      -----
STRUCTURED CREDIT:
   Cerberus International, Ltd.                       9/1/2007      2,000,000     1,591,721       4.73%     Quarterly***
   CPIM Structured Credit Fund 1000 Inc.              2/1/2007      1,092,348       219,599       0.65%     Quarterly
   Dune Capital International, Ltd.                   2/1/2007        462,082       258,210       0.77%     Annually+
   Petra Offshore Fund L.P.                           2/1/2007      1,400,000            --       0.00%     Quarterly
   Sorin Offshore Fund, Ltd.                          2/1/2008        584,602       374,436       1.11%     Quarterly+
                                                                  -----------   -----------      -----
      TOTAL STRUCTURED CREDIT                                       5,539,032     2,443,966       7.26%
                                                                  -----------   -----------      -----
      TOTAL INVESTMENTS IN INVESTMENT FUNDS                       $32,809,455   $31,130,264      92.59%
                                                                  ===========   ===========      =====

*    Percentages are based on members' equity at end of period of $33,622,265.

**   Available frequency of redemptions after initial lock-up period.

***  Portfolio Fund has suspended redemptions.

+ Fund is in the process of an orderly wind-down with the return of capital to investors.

At September 30, 2009, the aggregate cost of investments for tax purposes was $32,809,455. Net unrealized depreciation on investments for tax purposes was $(1,679,191), consisting of $2,447,332 of gross unrealized appreciation and $(4,126,523) of gross unrealized depreciation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009
(expressed in U.S. dollars)

INVESTMENT INCOME:
    Interest                                              $    1,342
                                                          ----------
EXPENSES:
   Management fee                                            245,527
      Less: management fee waived - voluntary               (81,863)
   Professional fees                                         111,457
   Adminstration fee                                          50,150
   Line of credit fee                                         18,723
   Directors fee                                               7,500
   Other                                                      23,341
                                                          ----------
      Total expenses                                         374,835
      Fund expense limitation and reimbursement
         waiver - involuntary                                (85,880)
                                                          ----------
Net expenses                                                 288,955
                                                          ----------
Net investment loss                                         (287,613)
                                                          ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN
   INVESTMENT FUNDS
   Net realized loss on investments in investment funds   (1,887,595)
   Net change in unrealized depreciation on investments
      in investment funds                                  4,403,463
                                                          ----------
   Net realized and unrealized gain/(loss)                 2,515,868
                                                          ----------
Net increase in members' equity derived from operations   $2,228,255
                                                          ==========

                      SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                 For the six-month
                                                    period ended
                                                 September 30, 2009   For the year ended
                                                     (unaudited)        March 31, 2009
                                                 ------------------   ------------------
FROM OPERATIONS:
    Net change in unrealized depreciation
        on investments in investment funds          $ 4,403,463          $(5,014,913)
    Net realized loss on investments in
        investment funds                             (1,887,595)          (2,511,101)
    Net investment loss                                (287,613)            (553,885)
                                                    -----------          -----------
    Net increase/(decrease) in members' equity
        from operations                               2,228,255           (8,079,899)
Net increase/(decrease) in members' equity            2,228,255           (8,079,899)
Members' equity at beginning of period               31,394,010           39,473,909
                                                    -----------          -----------
Members' equity at end of period                    $33,622,265          $31,394,010
                                                    ===========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in members' equity from operations                 $  2,228,255
Adjustments to reconcile net increase in members' equity from operations to net cash used in operating activities:
   Net change in unrealized depreciation on                       (4,403,463)
      investment in investment funds
   Net realized loss on investments in investments funds           1,887,595
   Subscriptions in investment funds                             (11,850,000)
   Redemptions from investment funds                               7,354,229
Changes in:
   Redemptions receivable from investment funds                    3,140,074
   Due from Investment Adviser                                       (85,881)
   Prepaid expenses                                                    1,844
   Management fee payable                                              4,293
   Professional fees payable                                          15,165
   Administration fee payable                                        (25,075)
   Accrued expenses and other liabilities                             (2,680)
                                                                ------------
      Net cash used in operating activities                       (3,135,644)
Net decrease in cash and cash equivalents                         (3,135,644)
Cash and cash equivalents at beginning of period                   3,969,907
                                                                ------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                      $    834,263
                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the "SEC") and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of September 30, 2009, Old Field Fund, LLC (the "Domestic Feeder"), through Old Field Fund, LDC (the "Offshore Feeder") which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]  BASIS OF ACCOUNTING:

     The Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

     Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

     GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of September 30, 2009.

     The financial statements have been prepared in accordance with GAAP. The Fund's fiscal year end is March 31.

[2]  USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION:

     Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION (CONTINUED)

     The Fund's valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund's interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the investment fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of the Board.

     Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value ("NAV") of these investment funds and fair value of the Fund's interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value of the Fund's interests in an investment fund. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund's reported valuation does not represent fair value. A discount may be taken if the Board believes that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV. In addition, the Fund may not have an investment fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such investment fund based on any relevant information available at the time.

     With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. This investment was valued at zero as of September 30, 2009. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

     Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund's share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a cost recovery basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

     Interest income is recorded on an accrual basis.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]  CASH AND CASH EQUIVALENTS:

     For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at September 30, 2009.

[5]  INCOME TAXES:

     The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

     FASB ASC 740, INCOME TAXES (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, IMPLEMENTATION GUIDANCE ON ACCOUNTING FOR UNCERTAINTY IN TAXES AND DISCLOSURES AMENDMENTS FOR NONPUBLIC ENTITIES ("ASC 740"), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six-month period ended September 30, 2009, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[6]  ADMINISTRATION AGREEMENT:

     The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement.

[7]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Fund adopted FASB ASC 820-10, FAIR VALUE MEASUREMENTS AND DISCLOSURES ("ASC 820-10") (formerly FASB No. 157), effective April 1, 2008. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 applies to all financial instruments that are measured and reported on a fair value basis.

     Where available, fair value is based on observable market prices or is derived from such prices. In instances where valuation models are applied, inputs are correlated to a market value, combinations of market values or the Fund's proprietary data. The Investment Adviser uses the market approach.

     MARKET APPROACH

     The market approach uses pertinent information generated from market transactions involving identical or comparable assets or liabilities. Valuation techniques consistent with the market approach often use market multiples derived from a set of comparables or may include matrix pricing.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     In following this approach, the types of factors that the Investment Adviser may take into account in fair value pricing the investments include but are not limited to: available current market data, including relevant and applicable market quotes, the reported value of the investments in private investment funds from a third party administrator of an underlying fund, or the underlying fund manager and restrictions on redemptions from investments in private investment funds.

     Based on this approach, the Investment Adviser will use certain assumptions that market participants would use in pricing the asset, including assumptions about risk and/ or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable firm inputs. The Investment Adviser aims to use valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Investment Adviser uses valuation techniques it believes is most appropriate to estimate the fair value of its portfolio investments; however, considerable judgment is required in interpreting market date to develop the estimates of fair value. There are inherent limitations in any estimation technique. The use of different assumptions and/or estimation methodologies may have a material effect on the estimated fair values. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that could be realized in a current market exchange and there can be no assurance that the fair values for these investments will be fully realizable upon their ultimate disposition or reflective of future fair values. Because of the inherent uncertainty of valuation, the estimated fair values of certain portfolio investments may differ significantly from values that would have been used had an observable market for the portfolio investment existed, and the differences could be material.

     Based on the observability of the inputs used in the valuation techniques, financial instruments are categorized according to the fair value hierarchy prescribed by ASC 820-10. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

     LEVEL 1 - Observable inputs that reflect quoted market prices are available in active markets for identical assets or liabilities as of the reporting date. Investments that are included in this category are its investments in money market instruments.

     LEVEL 2 - Pricing inputs are other than quoted prices included in Level 1 that are observable for the asset or liability in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. At September 30, 2009, the Fund did not hold any Level 2 investments.

     LEVEL 3 - Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation using the best information available in the circumstances. Investments that are included in this category are its investments in private investment funds.

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the assignment an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset. The inputs or methodology used for valuing the investment funds are not necessarily an indication of the risk associated with investing in those investment funds, nor the level of investments held by the investment funds.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at fair value:

                                  LEVEL 1    LEVEL 2     LEVEL 3        TOTAL
                                  --------   -------   -----------   -----------
Cash equivalent - money market    $834,263    $ --     $        --   $   834,263
Investments in Investment Funds         --      --      31,130,264    31,130,264
                                  --------    ----     -----------   -----------
    Total Assets                  $834,263    $ --     $31,130,264   $31,964,527
                                  ========    ====     ===========   ===========

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                          INVESTMENTS IN
                                         INVESTMENT FUNDS
                                         ----------------
BALANCE AS OF 3/31/09                      $24,118,625
Accrued discounts/premiums                          --
Realized loss                               (1,887,595)
Change in unrealized depreciation            4,403,463
Net purchase                                 4,495,771
Net transfers in/and or out of Level 3              --
                                           -----------
BALANCE AS OF 9/30/09                      $31,130,264
                                           ===========

[8]  ACCOUNTING PRONOUNCEMENTS:

     In May 2009, the FASB added a project to its agenda to provide guidance to address the measurement basis for investments in alternative investment funds. The guidance resulting from this project may impact the carrying amount of such investments in future periods.

NOTE C - RELATED PARTY TRANSACTIONS

MANAGEMENT FEES:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund's management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, expiring on March 31, 2009, was renewed for an additional one-year period expiring on March 31, 2010. Management fees for the period ended September 30, 2009 were $245,527. Such fees were reduced by $81,863 during the year due to the aforementioned management fee waiver.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, expiring on March 31, 2009, was renewed for an additional one-year period expiring on March 31, 2010. In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. The due from Investment Adviser of $229,477 represents the amount due under this Expense Limitation Agreement. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

NOTE G - BORROWINGS

On August 29, 2008, the Fund has established a revolving line of credit agreement with a financial institution (the "Line of Credit"). The total availability under the Line of Credit was $5,000,000 (the "Commitment"). The Line of Credit matures on August 31, 2010. Each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate and payable monthly. The Fund also pays a commitment fee of 0.35% per annum on the excess of the Commitment over the outstanding principal. The Line of Credit is to be used for leverage, working capital or general corporate purposes.

NOTE H - INVESTMENT TRANSACTIONS

Aggregate purchases and sales of investment funds for the six-month period ended September 30, 2009, amounted to $11,850,000 and $7,564,224, respectively.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE I - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members' equity and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                                                               For the period from
                                                 For the six-month                                              February 1, 2007
                                                   period ended                                                 (commencement of
                                                September 30, 2009   For the year ended   For the year ended   operations) through
                                                   (unaudited)         March 31, 2009       March 31, 2008       March 31, 2007
                                                ------------------   ------------------   ------------------   -------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD              $ 74.86               $ 94.13                $101.09             $100.00
Income from investment operations:
    Net investment loss(1)                          (0.69)                (1.32)                 (1.75)              (0.27)
    Net realized/unrealized gain/(loss)
       on investments in investment funds            6.01                (17.95)                 (5.21)               1.36
                                                  -------               -------                -------             -------
    Total income/(loss) from investments             5.32                (19.27)                 (6.96)               1.09
                                                  -------               -------                -------             -------
NET ASSET VALUE, END OF PERIOD                    $ 80.18               $ 74.86                $ 94.13             $101.09
                                                  =======               =======                =======             =======
MEMBERS' EQUITY, END OF PERIOD (000'S)            $33,622               $31,394                $39,474             $35,400
                                                  =======               =======                =======             =======
TOTAL RETURN                                         7.11%               (20.47)%                (6.89)%              1.09%
PORTFOLIO TURNOVER                                  26.14%                21.30%                 22.45%                  0%
Ratio to average net assets:
    Expenses, before reimbursement                   1.15% (4) *           1.75% (3)              2.06%               0.45% *
    Reimbursement                                   (0.26)% *             (0.16)%                (0.12)%             (0.11)% *
                                                  -------               -------                -------             -------
    Expenses, after reimbursement(2)                 0.89% (4) *           1.59% (3)              1.94%               0.34% *
                                                  =======               =======                =======             =======
    Net investment loss, before reimbursement       (1.15)% (4) *         (1.70)% (3)            (1.88)%             (0.38)% *
    Reimbursement                                    0.26% *               0.16%                  0.12%               0.11% *
                                                  -------               -------                -------             -------
    Net investment loss, after reimbursement        (0.88)% *             (1.54)%                (1.76)%             (0.27)% *
                                                  =======               =======                =======             =======

*     Not annualized.

(1)  Based on average units outstanding.

(2) Does not include expenses of the underlying funds in which the fund invests.

(3) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average net assets would have been 2.20% before reimbursement and 2.04% after reimbursement.

(4) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 1.40% before reimbursement and 1.14% after reimbursement. The net investment loss ratio to average net assets would have been 1.40% before reimbursement and 1.14% after reimbursement.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund's proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

ADVISORY AGREEMENT RENEWAL

A continuation of the investment advisory agreement between Old Field Master Fund, LLC ("Master Fund") and Marwood Alternative Asset Management LLC ("Marwood") was approved by the Board of Managers of the Master Fund on August 6, 2009. In accordance Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Advisory Agreement was approved by the vote of a majority of the managers of the Fund ("Managers") who are not "interested persons" of the Funds or the Adviser (the "Independent Managers"), cast in person at a meeting called for the purpose of voting on such approval. Prior to its consideration, the Board requested, and Marwood provided, specific information and documentation in order to assist the Managers in evaluating the terms of the Advisory Agreement. The Board engaged in a lengthy discussion in considering renewal of the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

The Board evaluated the information relating to the reasonableness of fees and quality of services under the Advisory Agreement. The Board based its decision upon, among other things:

(1) The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board reviewed the personnel who comprise the Marwood investment team and proposed new additions to the Adviser's investment committee, and the Advisor's compliance program and code of ethics. The Board determined that the Adviser was committed to its services and the success of the Master Fund.

(2) The investment performance of the Master Fund, comparable funds and the Adviser. The Board reviewed performance of the Master Fund and comparable funds, including private funds managed by the Adviser. The Board noted the timing of the Master Fund's commencement was not beneficial to performance.

(3) The fees and expenses of the Master Fund and of comparable funds. The Board compared services rendered and the amounts paid under the contract with those under other investment advisory contracts, including amounts paid to other investment advisers by other registered investment companies. The Board determined that the Master Fund's fees and expenses, and caps, were favorable in comparison to other funds, especially in light of the fee waiver.

(4) Economies of Scale. The Board considered the extent to which economies of scale would be realized if the Fund grew, and examined the fees charged by Marwood and the current contractual fee waiver and expense limitation in effect. The Board noted on an expense basis, the Master's Fund's management fee compares favorably with similar type funds, especially with the current fee waiver. Further, the Fund does not charge an incentive fee, a sales charge or an investor servicing fee unlike many funds of funds with similar strategies.

(5) The costs of the services and profits realized by the Adviser and affiliates. Board reviewed the costs of the services to be provided and lack of profits being realized by the Adviser, examining the current contractual fee waiver and expense limitation in effect, and determining that the Adviser was not receiving unwarranted benefit.

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Master Fund, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

SEMI-ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

a)(1) Portfolio Managers

The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Darren S. Wolf, the Director of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin, Mr. Wolf and Glenn Sloat.

Michael Abbott is Chief Executive Officer and Managing Director of the Robeco-Sage division of Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Paul S. Platkin, CFA, is Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Darren S. Wolf, CFA, Vice President/Co-Director of Research of the Robeco-Sage division of Robeco. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University's Syms School of Business, where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Glenn Sloat is Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage Capital Management, L.L.C., Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

(a)(2) Other Accounts

(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
7 funds with approximate total assets of $223,262,94.

(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 9 funds with approximate total assets of $1,11,503,444.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $28,852,822.

     Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $85,870,471.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other

Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of September 30, 2009

                    DOLLAR
PORTFOLIO MANAGER    RANGE
-----------------   ------
Michael Abbott       None
Paul S. Platkin      None
Glenn Sloat          None
Darren S. Wolf       None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Field Master Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore,
                                        Principal Executive Officer

Date: November 30, 2009


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ----------------------------------------
                                        Thomas J. Modzelewski,
                                        Principal Financial Officer

Date: November 30, 2009

* Print the name and title of each signing officer under his or her signature.